Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Balance Sheets Information (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Cash	$ 431,246	$ 620,807
Restricted Cash	176,676
Accounts receivable	946,891	1,374,180
Inventory	119,408	206,610
Value-added tax prepayment	67,073	137,025
Other current assets	1,529,701	583,650
Total current assets	3,270,995	2,922,272
Property and equipment, net	22,689	25,560
Intangible assets, net	11,251,320	3,495,984
Right of use asset, net	222,487	292,065
Total non-current assets	11,496,496	3,813,609
Total Assets	14,767,491	6,735,881
Accounts payable	147,000	420,038
Short term loan
Contract liability	622,020	150,088	$ 49,239	$ 609,175
Accrued expenses and other payables	899,808	547,706
Lease liability	174,629	128,525
Loan payable	5,579,292	2,374,767
Total current liabilities	7,474,773	3,627,250
Lease liability - noncurrent	45,136	166,436
Total non-current liabilities	45,136	166,436
TOTAL LIABILITIES	7,519,909	3,793,686
Accumulated deficit	(46,712,456)	(44,526,016)
Other equity	53,960,038	47,468,211
Total equity	7,247,582	2,942,195	$ (308,278)	$ (3,580,097)
Total liabilities and stockholders’ equity	14,767,491	6,735,881
Related Party [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Due to related parties	52,024	6,126
WFOE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Accounts receivable
Inventory
Other receivables
Investment
Accounts payable
Other payables
Subsidiaries [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables
Investment
Other payables
VIE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Accounts receivable
Inventory
Other receivables
Accounts payable
Other payables
Parent [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables
Other payables
Parent [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Cash	113,207	24,488
Other current assets	195,000
Total current assets	16,327,357	11,299,822
Total non-current assets	15,820,480	15,820,480
Total Assets	32,147,837	27,120,302
Accounts payable		260,700
Accrued expenses and other payables	192,750	750
Total current liabilities	197,750	266,450
TOTAL LIABILITIES	197,750	266,450
Accumulated deficit	(16,776,582)	(15,519,912)
Other equity	48,726,669	42,373,764
Total equity	31,950,087	26,853,852
Total liabilities and stockholders’ equity	32,147,837	27,120,302
Parent [Member] | WFOE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables	11,737,732	10,249,731
Parent [Member] | Subsidiaries [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables	40,015	32,515
Investment	15,820,480	15,820,480
Other payables	5,000	5,000
Parent [Member] | VIE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables	4,241,403	993,088
Subsidiaries [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Cash	1,491	1,598
Total current assets	6,491	6,598
Total non-current assets	13,949,894	13,949,894
Total Assets	13,956,385	13,956,492
Accounts payable	5,000	2,500
Total current liabilities	52,537	40,227
TOTAL LIABILITIES	52,537	40,227
Accumulated deficit	(1,916,632)	(1,904,215)
Other equity	15,820,480	15,820,480
Total equity	13,903,848	13,916,265
Total liabilities and stockholders’ equity	13,956,385	13,956,492
Subsidiaries [Member] | WFOE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Investment	13,949,894	13,949,894
Other payables	4,986	2,677
Subsidiaries [Member] | VIE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other payables	2,536	2,536
Subsidiaries [Member] | Parent [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables	5,000	5,000
Other payables	40,015	32,514
WFOE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Cash	5,149	14,481
Accounts receivable	829,379	789,095
Value-added tax prepayment	49	22,088
Other current assets	21,386	336,120
Total current assets	15,541,079	15,351,671
Property and equipment, net	6,901	6,920
Intangible assets, net	3,480,952	3,045,369
Right of use asset, net		7,720
Total non-current assets	3,487,853	3,060,009
Total Assets	19,028,932	18,411,680
Accounts payable	6,737	41,066
Contract liability	485	461
Accrued expenses and other payables	1,639	1,117
Due to related parties		4,961
Lease liability		5,764
Total current liabilities	13,065,280	11,540,149
TOTAL LIABILITIES	13,065,280	11,540,149
Accumulated deficit	(12,876,152)	(11,652,066)
Other equity	18,839,804	18,523,597
Total equity	5,963,652	6,871,531
Total liabilities and stockholders’ equity	19,028,932	18,411,680
WFOE [Member] | Related Party [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Due to related parties	43,460
WFOE [Member] | Subsidiaries [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables	5,146	2,666
WFOE [Member] | VIE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables	14,679,970	14,187,221
Accounts payable	33,388	31,766
Other payables	949,635	1,423,840
WFOE [Member] | Parent [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other payables	12,029,936	10,031,174
VIE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Cash	311,399	580,240
Restricted Cash	176,676
Accounts receivable	117,512	585,085
Inventory	119,408	206,610
Value-added tax prepayment	67,024	114,937
Other current assets	1,313,315	247,530
Total current assets	3,140,912	3,240,163
Property and equipment, net	15,788	18,640
Intangible assets, net	7,818,820	503,000
Right of use asset, net	222,487	284,345
Total non-current assets	8,057,095	805,985
Total Assets	11,198,007	4,046,148
Accounts payable	135,263	115,772
Contract liability	621,535	149,627
Accrued expenses and other payables	964,442	804,862
Due to related parties		1,165
Lease liability	174,629	122,761
Loan payable	5,579,292	2,374,767
Total current liabilities	26,178,057	18,482,917
Lease liability - noncurrent	45,136	166,436
Total non-current liabilities	45,136	166,436
TOTAL LIABILITIES	26,223,193	18,649,353
Accumulated deficit	(15,063,967)	(15,363,739)
Other equity	38,781	760,534
Total equity	(15,025,186)	(14,603,205)
Total liabilities and stockholders’ equity	11,198,007	4,046,148
VIE [Member] | Related Party [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Due to related parties	8,564
VIE [Member] | WFOE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Accounts receivable	33,388	31,766
Inventory	50,015	47,738
Other receivables	949,635	1,423,840
Other payables	14,679,970	14,187,221
VIE [Member] | Subsidiaries [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables	2,540	2,417
VIE [Member] | Parent [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other payables	4,014,362	726,742
Elimination [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Total current assets	(31,744,844)	(26,975,982)
Intangible assets, net	(48,452)	(52,385)
Total non-current assets	(29,818,826)	(29,822,759)
Total Assets	(61,563,670)	(56,798,741)
Accrued expenses and other payables	(259,023)	(259,023)
Total current liabilities	(32,018,851)	(26,702,493)
TOTAL LIABILITIES	(32,018,851)	(26,702,493)
Accumulated deficit	(79,123)	(86,084)
Other equity	(29,465,696)	(30,010,164)
Total equity	(29,544,819)	(30,096,248)
Total liabilities and stockholders’ equity	(61,563,670)	(56,798,741)
Elimination [Member] | WFOE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Accounts receivable	(33,388)	(31,766)
Inventory	(50,015)	(47,738)
Other receivables	(12,687,367)	(11,673,571)
Investment	(13,949,894)	(13,949,894)
Other payables	(14,684,956)	(14,189,898)
Elimination [Member] | Subsidiaries [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables	(47,701)	(37,598)
Investment	(15,820,480)	(15,820,480)
Other payables	(5,000)	(5,000)
Elimination [Member] | VIE [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables	(18,921,373)	(15,180,309)
Accounts payable	(33,388)	(31,766)
Other payables	(952,171)	(1,426,376)
Elimination [Member] | Parent [Member]
Schedule of Condensed Consolidating Balance Sheets Information [Line Items]
Other receivables	(5,000)	(5,000)
Other payables	$ (16,084,313)	$ (10,790,430)